LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

Outstanding amounts		2022		2021
	Maturity Dates	Outstanding at December 31	Interest Rate[1]	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
Medium Term Notes
Canadian	2023 to 2052	13,966	4.5%	12,491	4.2%
Senior Unsecured Notes
U.S. (2022 – US$15,542; 2021 – US$16,542)	2023 to 2049	21,032	4.9%	20,936	4.8%
		34,998		33,427
NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian	2024	100	9.9%	100	9.9%
U.S. (2022 and 2021 – US$200)	2023	271	7.9%	254	7.9%
Medium Term Notes
Canadian	2025 to 2030	504	7.4%	504	7.4%
U.S. (2022 and 2021 – US$33)	2026	44	7.5%	41	7.5%
		919		899
COLUMBIA PIPELINE GROUP, INC.
Senior Unsecured Notes[2]
U.S. (2022 and 2021 – US$1,500)	2025 to 2045	2,030	4.9%	1,898	4.9%
ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. (2022 – US$1,172; 2021 – US$372)	2024 to 2037	1,587	4.1%	472	5.3%
TC PIPELINES, LP
Senior Unsecured Notes
U.S. (2022 and 2021 – US$850)	2025 to 2027	1,150	4.2%	1,076	4.2%
GAS TRANSMISSION NORTHWEST LLC
Senior Unsecured Notes
U.S. (2022 and 2021 – US$325)	2030 to 2035	440	4.3%	411	4.3%

Outstanding amounts		2022		2021
	Maturity Dates	Outstanding at December 31	Interest Rate[1]	Outstanding at December 31	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Senior Unsecured Notes
U.S. (2022 and 2021 – US$250 )	2030 to 2031	338	2.8%	316	2.8%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. (2022 – US$146; 2021 – US$167)	2028 to 2030	198	7.6%	211	7.6%
TUSCARORA GAS TRANSMISSION COMPANY
Unsecured Term Loan
U.S. (2022 – US$34; 2021 – US$36)	2024	46	6.5%	46	1.3%
		41,706		38,756
Current portion of long-term debt		(1,898)		(1,320)
Unamortized debt discount and issue costs		(239)		(243)
Fair value adjustments[3]		76		148
		39,645		37,341
1Interest rates are the effective interest rates except for those pertaining to long-term debt issued for the Company's Canadian regulated natural gas operations, in which case the weighted average interest rate is presented as approved by the regulators. The effective interest rate is calculated by discounting the expected future interest payments, adjusted for loan fees, premiums and discounts. Weighted average and effective interest rates are stated as at the respective outstanding dates.
2Certain subsidiaries of Columbia have guaranteed the principal payments of Columbia’s senior unsecured notes. Each guarantor of Columbia's obligations is required to comply with covenants under the debt indenture and, in the event of default, the guarantors would be obligated to pay the principal and related interest.
3The fair value adjustments include $140 million (2021 – $148 million) related to the acquisition of Columbia Pipeline Group, Inc. These adjustments also include a decrease of $64 million (2021 – nil) related to hedged interest rate risk. Refer to Note 28, Risk management and financial instruments for additional information.
The Company issued long-term debt over the three years ended December 31, 2022 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Issue Date	Type	Maturity Date	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	May 2022	Medium Term Notes	May 2032	800	5.33%
	May 2022	Medium Term Notes	May 2026	400	4.35%
	May 2022	Medium Term Notes	May 2052	300	5.92%
	October 2021	Senior Unsecured Notes	October 2024	US 1,250	1.00%
	October 2021	Senior Unsecured Notes	October 2031	US 1,000	2.50%
	June 2021	Medium Term Notes	June 2024	750	Floating
	June 2021	Medium Term Notes	June 2031	500	2.97%
	June 2021	Medium Term Notes	September 2047	250	4.33%	[1]
	April 2020	Senior Unsecured Notes	April 2030	US 1,250	4.10%
	April 2020	Medium Term Notes	April 2027	2,000	3.80%
ANR PIPELINE COMPANY
	May 2022	Senior Unsecured Notes	May 2032	US 300	3.43%
	May 2022	Senior Unsecured Notes	May 2034	US 200	3.58%
	May 2022	Senior Unsecured Notes	May 2037	US 200	3.73%
	May 2022	Senior Unsecured Notes	May 2029	US 100	3.26%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
	October 2021	Senior Unsecured Notes	October 2031	US 125	2.68%
	October 2020	Senior Unsecured Notes	October 2030	US 125	2.84%
TUSCARORA GAS TRANSMISSION COMPANY
	August 2021	Unsecured Term Loan	August 2024	US 13	Floating
KEYSTONE XL SUBSIDIARIES[2]
	Various	Project-Level Credit Facility	June 2021	US 849	Floating
COLUMBIA PIPELINE GROUP, INC.[3]
	January 2021	Unsecured Term Loan	June 2022	US 4,040	Floating
GAS TRANSMISSION NORTHWEST LLC
	June 2020	Senior Unsecured Notes	June 2030	US 175	3.12%
COASTAL GASLINK PIPELINE LIMITED PARTNERSHIP [4]
	April 2020	Senior Secured Credit Facilities	April 2027	1,603	Floating
1Reflects coupon rate on re-opening of a pre-existing Medium Term Notes (MTN) issue. The MTNs were issued at a premium to par, resulting in a re-issuance yield of 4.186 per cent.
2In January 2021, the Company established a US$4.1 billion project-level credit facility to support the construction of the Keystone XL pipeline, which was fully guaranteed by the Government of Alberta and non-recourse to TC Energy. The availability of this credit facility was subsequently reduced to US$1.6 billion and all amounts outstanding were fully repaid by the Government of Alberta in June 2021. Refer to Note 6, Keystone XL, for additional information.
3In December 2020, Columbia entered into a US$4.2 billion Unsecured Term Loan agreement. In January 2021, US$4.0 billion was drawn on the Unsecured Term Loan and the total availability under the loan agreement was reduced accordingly. The loan was fully repaid and retired in December 2021.
4In April 2020, Coastal GasLink LP entered into secured long-term project financing credit facilities. In May 2020, TC Energy completed the sale of a 65 per cent equity interest in Coastal GasLink LP and subsequently accounts for its remaining 35 per cent interest using the equity method. Immediately preceding the equity sale, Coastal GasLink LP made an initial draw of $1.6 billion on the credit facilities, of which approximately $1.5 billion was paid to TC Energy. Refer to Note 30, Acquisitions and dispositions, for additional information.

Schedule of Repayments of Long-Term Debt
At December 31, 2022, principal repayments for the next five years on the Company's long-term debt are approximately as follows:

(millions of Canadian $)	2023	2024	2025	2026	2027

Principal repayments on long-term debt	1,898	2,782	2,827	2,278	3,113

Schedule of Retired Long-Term Debt
The Company retired/repaid long-term debt over the three years ended December 31, 2022 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Retirement/Repayment Date	Type	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	December 2022	Medium Term Notes	25	9.95%
	August 2022	Senior Unsecured Notes	US 1,000	2.50%
	November 2021	Medium Term Notes	500	3.65%
	January 2021	Debentures	US 400	9.875%
	November 2020	Debentures	250	11.80%
	October 2020	Senior Unsecured Notes	US 1,000	3.80%
	March 2020[1]	Senior Unsecured Notes	US 750	4.60%
COLUMBIA PIPELINE GROUP, INC.
	December 2021	Unsecured Term Loan[2]	US 4,040	Floating
	June 2020	Senior Unsecured Notes	US 750	3.30%
NORTH BAJA PIPELINE, LLC
	December 2021	Unsecured Term Loan	US 50	Floating
TC PIPELINES, LP
	November 2021	Unsecured Term Loan	US 450	Floating
	March 2021	Senior Unsecured Notes	US 350	4.65%
ANR PIPELINE COMPANY
	November 2021	Senior Unsecured Notes	US 300	9.625%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
	November 2021	Senior Unsecured Notes	US 10	9.09%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
	October 2021	Unsecured Loan Facility	US 93	Floating
	October 2020	Unsecured Loan Facility	US 99	Floating
KEYSTONE XL SUBSIDIARIES[3]
	June 2021	Project-Level Credit Facility	US 849	Floating
GAS TRANSMISSION NORTHWEST LLC
	June 2020	Senior Unsecured Notes	US 100	5.29%
1Related unamortized debt issue costs of $8 million were included in Interest expense in the Consolidated statement of income for the year ended December 31, 2020.
2In December 2020, Columbia entered into a US$4.2 billion Unsecured Term Loan agreement. In January 2021, US$4.0 billion was drawn on the Unsecured Term Loan and the total availability under the loan agreement was reduced accordingly. The loan was fully repaid and retired in December 2021. Related unamortized debt issue costs of $5 million were included in Interest expense in the Consolidated statement of income for the year ended December 31, 2021.
3In June 2021, in accordance with the terms of the guarantee, the Government of Alberta repaid the US$849 million outstanding balance under the Keystone XL project-level credit facility bearing interest at a floating rate, subsequent to which it was terminated, resulting in no cash impact to TC Energy. Refer to Note 6, Keystone XL, for additional information.

Schedule of Interest Expense
Interest Expense

year ended December 31	2022	2021	2020
(millions of Canadian $)

Interest on long-term debt	1,883	1,841	1,963
Interest on junior subordinated notes	543	453	470
Interest on short-term debt	153	10	46
Capitalized interest	(27)	(22)	(294)
Amortization and other financial charges[1]	36	78	43
	2,588	2,360	2,228
1Amortization and other financial charges includes amortization of transaction costs and debt discounts calculated using the effective interest method and losses on derivatives used to manage the Company's exposure to changes in interest rates.